Income tax (Deferred tax assets and liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryover	$ 55,792,000	$ 39,061,000
Inventories	1,298,000	1,815,000
Capitalized research and development	8,363,000	5,937,000
Lease liabilities	1,386,000	1,811,000
Stock based compensation	607,000	1,092,000
Subtotal	77,428,000	58,705,000
Valuation allowance	75,306,000	54,572,000
Total	2,122,000	4,133,000
Deferred tax liabilities
Lease assets	(1,338,000)	(1,770,000)
ElectraMeccanica Vehicles Corp
Deferred tax assets
Net operating loss carryover	66,623,318	49,865,691
Capital Loss	861,300
Federal tax credit carryforwards	819,504
Inventories	3,561,379	2,216,526
Capitalized research and development	3,532,061	2,599,268
Lease liabilities	247,843	680,539
Property, plant and equipment	4,423,257	1,898,663
Share issue costs	740,396	1,393,210
Scientific research and experimental development expenditures	696,474	696,474
Other assets / liabilities	3,568,240	8,870,158
Stock based compensation	2,256,939	1,410,199
Subtotal	87,330,711	69,630,728
Valuation allowance	86,078,486	67,597,167
Total	1,252,225	2,033,561
Deferred tax liabilities
Cloud computing assets	(1,020,671)	(1,391,825)
Lease assets	(231,554)	(641,736)
Deferred tax liabilities	$ (1,252,225)	$ (2,033,561)